UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

 ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GENERAL MOTORS FINANCIAL OF CANADA, LTD.

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): February 13, 2019

Commission File Number of securitizer: 025-03013

Central Index Key Number of securitizer: 0001688026

Frank E. Brown III, Senior Vice President,

Corporate Counsel and Secretary (817) 302-7521
Name and telephone number, including area code,

of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Commission File Number of depositor:________________

Exact name of issuing entity as specified in its charter

Central Index Key Number of issuing entity (if applicable): __________

Central Index Key Number of underwriter (if applicable): __________

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2019	GENERAL MOTORS FINANCIAL OF CANADA, LTD.
(Securitizer)

	By:	/s/ Sheli Fitzgerald
	Name:	Sheli Fitzgerald
	Title:	Senior Vice President, Corporate Treasury